Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Roundhill Ball Metaverse ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Ball Metaverse ETF
Class Name	Roundhill Ball Metaverse ETF
Trading Symbol	METV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Ball Metaverse ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Ball Metaverse ETF	$66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Ball Metaverse ETF (“METV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the Ball Metaverse Index (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally- listed stocks that are involved in the metaverse. The “Metaverse” may be defined as a successor to the current internet that will be interoperable, persistent, synchronous, open to unlimited participants with a fully functioning economy, and an experience that spans the virtual and ‘real’ world. The Index includes companies involved in the following seven categories: (i) compute, (ii) networking, (iii) virtual platforms, (iv) interchange standards, (v) payments, (vi) content, assets, and identity services, and (vii) hardware.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2024 through December 31, 2024 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 24.93% and 25.05%, respectively, while the Fund’s Index increased by 25.55%. The Solactive GBS Global Markets All Cap USD Index TR increased by 16.75% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/29/2021)
Roundhill Ball Metaverse ETF NAV	25.05	-1.16
Solactive GBS Global Markets All Cap USD Index TR	16.75	5.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information. Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 330,766,950
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 2,289,487
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$330,766,950
Number of Holdings	40
Net Advisory Fee	$2,289,487
Portfolio Turnover	46%
30-Day SEC Yield	-0.12%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	8.4%
ROBLOX Corp.	7.7%
CI Galaxy Ethereum ETF	6.2%
Meta Platforms, Inc.	5.3%
NVIDIA Corp.	4.6%
Unity Software, Inc.	3.5%
QUALCOMM, Inc.	3.4%
Microsoft Corp.	3.4%
Tencent Holdings Ltd.	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%

Top Sectors	(%)
Technology	56.2%
Communications	27.0%
Consumer, Cyclical	5.9%
Financial	1.6%
Consumer, Non-cyclical	0.7%
Cash & Other	8.6%

Industry	(%)
Software	27.7%
Internet	24.6%
Semiconductors	20.1%
Computers	8.4%
Home Furnishings	2.8%
Toys/Games/Hobbies	2.5%
Media	2.4%
Diversified Financial Services	1.6%
Commercial Services	0.7%
Cash & Other	9.2%

Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
The Fund may invest in or have exposure to one or more Cryptocurrency ETFs that primarily hold bitcoin or either to the extent consistent with U.S. federal securities laws and related guidance applicable to the Fund. Cryptocurrency ETFs are relatively new investment products, with domestic bitcoin ETFs having commenced trading in January 2024. As a result, the Cryptocurrency ETFs in which the Fund may invest may have limited financial and operating histories.
Changes to the Fund’s Principal Investment Strategy:
The index of which the Roundhill Ball Metaverse ETF seeks to track, the Ball Metaverse Index, implemented a change to its index methodology to include as potentially eligible Index components equity securities of foreign and domestic exchange-traded funds that primarily hold bitcoin or ether (each, a “Cryptocurrency ETF”). The Fund does not invest directly in bitcoin, ether, or any other cryptocurrency. In addition, as of the Effective Date, special purpose acquisition companies (“SPACs”) are no longer eligible for inclusion in the Index.

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Cannabis ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Cannabis ETF
Class Name	Roundhill Cannabis ETF
Trading Symbol	WEED
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Cannabis ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Cannabis ETF	$17	0.22%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Cannabis ETF (“WEED” or the “Fund”) seeks to achieve its investment objective by investing primarily in exchange-listed equity securities and total return swaps intended to provide exposure to the cannabis and hemp ecosystem, this classification includes, but is not limited to: cannabis and hemp ecosystem encompasses businesses involved in the production, distribution and marketing of cannabis and hemp and products derived therefrom.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2024 through December 31, 2024 (the “current fiscal period”).
The Fund had a negative performance during the current fiscal period. The market price and NAV for the Fund decreased by 44.93% and 45.98%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned 16.75% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/19/2022)
Roundhill Cannabis ETF NAV	-45.98	-43.63
Solactive GBS Global Markets All Cap USD Index TR	16.75	8.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information. Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 4,966,261
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 11,690
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$4,966,261
Number of Holdings	8
Net Advisory Fee	$11,690
Portfolio Turnover	0%
30-Day SEC Yield	4.50%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	64.6%
First American Government Obligations Fund	32.5%
Curaleaf Holdings, Inc.	12.2%
Verano Holdings Corp.	0.0%
Green Thumb Industries, Inc.	-0.3%
Cresco Labs, Inc.	-0.1%
Trulieve Cannabis Corp.	-0.2%

Top Sectors	(%)
Consumer, Non-cyclical	12.3%
Cash & Other	87.7%

Industry	(%)
Pharmaceuticals	12.3%
Cash & Other	87.7%

Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
Effective July 1, 2024, Roundhill Financial, Inc., the investment adviser to the Fund, has agreed to waive the Fund’s unitary management fee and/or limit the Fund’s current expenses such that the Fund’s Total Annual Fund Operating Expenses will not exceed 0.00% until at least July 1, 2025.

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Magnificent Seven ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Magnificent Seven ETF
Class Name	Roundhill Magnificent Seven ETF
Trading Symbol	MAGS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Magnificent Seven ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Magnificent Seven ETF	$38	0.29%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Magnificent Seven ETF (the “Fund”) seeks to achieve its investment objective through its investment exposure to the companies comprising the “Magnificent Seven,” a group of seven companies commonly recognized for their market dominance in technological innovation. As of April 30, 2024, the seven companies comprising the Magnificent Seven were: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation, and Tesla Inc.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2024 through December 31, 2024 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 64.01% and 64.59%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned 16.75% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/10/2023)
Roundhill Magnificent Seven ETF NAV	64.59	58.96
Solactive GBS Global Markets All Cap USD Index TR	16.75	18.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information. Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 1,768,589,625
Holdings Count | $ / shares	16
Advisory Fees Paid, Amount	$ 1,590,920
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,768,589,625
Number of Holdings	16
Net Advisory Fee	$1,590,920
Portfolio Turnover	40%
30-Day SEC Yield	2.01%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	49.3%
Microsoft Corp.	7.4%
Meta Platforms, Inc.	6.9%
Apple, Inc.	6.5%
Amazon.com, Inc.	6.2%
NVIDIA Corp.	6.0%
Alphabet, Inc.	6.0%
Tesla, Inc.	1.3%
First American Government Obligations Fund	4.6%

Top Sectors	(%)
Technology	19.9%
Communications	19.1%
Consumer, Cyclical	1.3%
Cash & Other	59.7%

Industry	(%)
Internet	19.1%
Software	7.4%
Computers	6.5%
Semiconductors	6.0%
Auto Manufacturers	1.3%
Cash & Other	59.7%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Sports Betting & iGaming ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Sports Betting & iGaming ETF
Class Name	Roundhill Sports Betting & iGaming ETF
Trading Symbol	BETZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Sports Betting & iGaming ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Sports Betting & iGaming ETF	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Sports Betting & iGaming ETF (“BETZ” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the Morningstar® Sports Betting & iGaming Select Index (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks that are involved in sports and online betting. Effective upon the close of trading on September 29, 2023, the Fund’s underlying index transitioned to the Morningstar® Sports Betting & iGaming Select Index. The Index was developed by Morningstar, Inc. (the “Index Provider”) and is designed to provide pure exposure to sports and online betting themes. In order to achieve such exposure, the Index is comprised of common stock (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of domestic and foreign sports and online betting (a/k/a iGaming) companies. The Index Provider defines sports betting and iGaming companies as follows (although the definitions may change over time): Sports Betting Companies – companies engaged, directly or indirectly, in analyzing sports events and wagering on the outcome, such as online bookmaking. iGaming Companies – companies engaged, directly or indirectly, in betting online in games of chance, such as poker, slots, blackjack, or the lottery.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2024 through December 31, 2024 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 10.22% and 10.24%, respectively, while the Fund’s Index increased by 10.44%. The Solactive GBS Global Markets All Cap USD Index TR increased by 16.75% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/03/2020)
Roundhill Sports Betting & iGaming ETF NAV	10.24	5.11
Solactive GBS Global Markets All Cap USD Index TR	16.75	12.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information. Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 73,251,959
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 635,245
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$73,251,959
Number of Holdings	33
Net Advisory Fee	$635,245
Portfolio Turnover	20%
30-Day SEC Yield	0.45%

Holdings [Text Block]

Top 10 Issuers	(%)
Flutter Entertainment PLC	9.9%
Mount Vernon Liquid Assets Portfolio, LLC	8.3%
DraftKings, Inc.	6.7%
Churchill Downs, Inc.	5.7%
Evolution AB	5.5%
Betsson AB	4.9%
Rush Street Interactive, Inc.	4.9%
Playtech PLC	4.7%
OPAP SA	4.7%
Entain PLC	4.7%

Top Countries	(%)
United States	48.9%
Sweden	10.4%
United Kingdom	9.3%
Australia	9.1%
Greece	4.9%
IM	4.7%
Italy	4.5%
Guernsey	4.2%
Switzerland	4.1%
Cash & Other	-0.1%

Top Sectors	(%)
Consumer, Cyclical	96.7%
Communications	3.1%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Video Games ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Video Games ETF
Class Name	Roundhill Video Games ETF
Trading Symbol	NERD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Video Games ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Video Games ETF	$57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Video Games ETF (“NERD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the Nasdaq CTA Global Video Games Software Index (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks that are involved in the video games industry. The Index, which was developed and is maintained by both Nasdaq and the Consumer Technology Association (the “CTA”), is a modified theme- adjusted free float market capitalization index designed to track the performance of the common stock (or corresponding depositary receipts) of exchange-listed companies engaged in video game publishing and/or video game development (the “Video Games Industry”). The companies are selected for inclusion in the Index based on a classification scheme developed by the CTA. Specifically, the companies are selected for inclusion in the Index based on (1) their classification within the Developer/ Publisher Sector developed by the CTA, which includes companies that design and execute the creation of video games (game developer companies) and companies that finance the development and distribution of video games (game publisher companies), and (2) the fact that they derive at least 50% of their revenue (at least 40% for companies already included in the Index) from such activities. Such companies also must not be classified by the CTA as a Social Casino Gaming company.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2024 through December 31, 2024 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 28.55% and 28.86%, respectively, while the Fund’s Index increased by 30.08%. The Solactive GBS Global Markets All Cap USD Index TR increased by 16.75% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/03/2019)
Roundhill Video Games ETF NAV	28.86	5.42	6.32
Solactive GBS Global Markets All Cap USD Index TR	16.75	9.99	11.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information. Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 19,930,738
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 96,860
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$19,930,738
Number of Holdings	35
Net Advisory Fee	$96,860
Portfolio Turnover	30%
30-Day SEC Yield	0.27%

Holdings [Text Block]

Top 10 Issuers	(%)
AppLovin Corp.	12.2%
Nintendo Co. Ltd.	10.8%
ROBLOX Corp.	6.1%
Electronic Arts, Inc.	5.6%
Take-Two Interactive Software, Inc.	5.6%
Unity Software, Inc.	3.2%
Bandai Namco Holdings, Inc.	3.0%
Nexon Co. Ltd.	2.8%
Capcom Co. Ltd.	2.7%
Krafton, Inc.	2.6%

Top Countries	(%)
Japan	36.6%
United States	34.5%
Korea, Republic Of	14.3%
Sweden	8.2%
Poland	2.5%
Singapore	1.9%
United Kingdom	1.9%
France	1.8%
Cash & Other	-1.7%

Top Sectors	(%)
Technology	81.3%
Consumer, Cyclical	13.8%
Communications	4.8%
Cash & Other	0.1%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/